PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT
7	PROPERTY AND EQUIPMENT

The depreciation expense recorded for the six months ended June 30, 2026 and 2025 is $147,892 and $89,044, respectively.

The costs of the acquired property and equipment were $228,527 and $131,352 for the six months ended June 30, 2026 and 2025, respectively.